Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]	Cash and cash equivalents

	December 31, 2023	December 31, 2022

Cash and banks	291,194	207,449
Interest earning bank deposits	132,072	64,158
	423,266	271,607
Financial investments are mainly represented by Bank Deposit Certificates and Capitalization Bonds from first-rate financial institutions, with low credit risk, whose profitability is linked to the variation of the Interbank Deposit Certificate (CDI) and offers immediate liquidity and maturity in up to 90 days, indexed to 105% of the CDI for December 31, 2023, and the year ended December 31, 2022.